AMOUNT DUE FROM/TO RELATED PARTIES (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amount due from related party
Amount due to related party	(303,694)	(251,973)
Sean Webster [Member]
Related Party Transaction [Line Items]
Amount due to related party	(52,973)	(3,742)
Wei Zhu [Member]
Related Party Transaction [Line Items]
Amount due to related party	(232,179)	(232,179)
Hunan Longitudinal Uned Information Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Amount due to related party	(16,163)	(15,148)
Hunan Zhang Zhong Wan Fu Company Limited [Member]
Related Party Transaction [Line Items]
Amount due to related party	(1,755)	(904)
Hunan Zhang Zhong Wan Fu Company Limited One [Member]
Related Party Transaction [Line Items]
Amount due to related party	$ (624)